Cash and Cash Equivalents - Summary of Cash and Bank Balances (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 140,000	¥ 50,000	$ 21,634
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Long-term bank deposits	¥ 90,000	¥ 50,000	$ 13,900
Long term deposits maturity	3 years
Bottom of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	0.23%	1.78%
Bottom of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit	3.85%	3.99%
Top of range [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate short term bank deposit	2.25%	3.65%
Top of range [member] | Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of detailed cash and cash equivalents short term bank deposits current restricted cash and long term bank deposits [line items]
Interest rate long term bank deposit	3.99%	4.13%